Summary of Significant Accounting Policies - Summary of Change in Fair Value Measurement Using Significant Inputs (Level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 167	$ 85
Change in fair value	41
Ending balance	0	167
Warrant
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in fair value		$ 82
Common Stock
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Conversion of warrant	$ (208)